Revenue - Summarizes the Changes in Deferred Revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Revenue Recognition and Deferred Revenue [Abstract]
Balance, beginning of period	$ 122	$ 0	$ 0
Deferral of revenue	67	250	0
Revenue recognized	(143)	(128)	0
Balance, end of period	$ 46	$ 122	$ 0